Schedule of Reconciliation of Statutory Federal Income Tax Rate (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rate	21.00%	21.00%	21.00%
State income tax benefit, net of federal impact	(0.60%)	(0.50%)	7.00%
Permanent differences	(4.70%)	(0.10%)	(0.00%)
PPP loan forgiveness		0.40%
Return to provision adjustments		3.30%
Deferred tax asset true up- State		(14.50%)
Deferred tax asset true up- Federal		(6.80%)
Other	0.10%		(1.70%)
Change in valuation allowance	(20.10%)	(3.30%)	(26.30%)
Effective income tax rate	(4.30%)	(0.50%)	0.00%
PPP loan forgiveness		0.40%
Deferred tax asset true up- State		(14.50%)